TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 808	$ 662
Collateral deposits	197	178
Short term deposits and advances	200	23
Sales tax receivable	193	94
Prepaids and others	174	127
Inventory	154	111
Income tax receivables	71	74
Current portion of contract asset	65	61
Other short-term receivables	262	187
Trade receivables and other current assets, net	$ 2,124	$ 1,517
Percentage of trade receivables that is current	83.00%	86.00%